Borrowings - Broker-Dealer Credit Facilities (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Jul. 22, 2015	Jul. 22, 2013	Oct. 05, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit Facilities
Interest expense				$ 14,861	$ 15,299
Broker-Dealer Credit Facility on an uncommitted basis
Credit Facilities
Maximum borrowing capacity				$ 100,000
Interest rate (as a percent)				1.13%		1.12%
Interest expense				$ 400	$ 200
Broker-Dealer Credit Facility on committed basis | LIBOR rate
Credit Facilities
Interest rate margin (as a percent)				1.25%
Virtu Financial, LLC and subsidiaries
Credit Facilities
Interest expense						$ 30,894	$ 24,646	$ 26,460
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facilities
Credit Facilities
Interest expense						500	$ 300
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facility on an uncommitted basis
Credit Facilities
Maximum borrowing capacity						$ 100,000
Interest rate (as a percent)						1.12%	1.04%
Outstanding principal balance						$ 0	$ 72,800
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facility on committed basis
Credit Facilities
Maximum borrowing capacity		$ 75,000
Outstanding principal balance						$ 0	$ 0
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facility on committed basis | Minimum
Credit Facilities
Maximum borrowing capacity		$ 50,000
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facility on committed basis | LIBOR rate
Credit Facilities
Interest rate margin (as a percent)		1.25%
Virtu Financial, LLC and subsidiaries | Broker-Dealer Credit Facility on committed basis | Base rate
Credit Facilities
Interest rate margin (as a percent)	1.25%
Virtu Financial, LLC and subsidiaries | Broker-dealer Demand promissory notes dated March 20, 2009
Credit Facilities
Interest expense								$ 300
Virtu Financial, LLC and subsidiaries | Broker-dealer Demand promissory notes dated March 20, 2009 | Base rate
Credit Facilities
Interest rate margin (as a percent)			2.00%
Virtu Financial, LLC and subsidiaries | Broker-dealer Demand promissory notes dated March 20, 2009 | Prime rate
Credit Facilities
Interest rate margin (as a percent)			2.00%